UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York            May 12, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $73,120


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc             Com        00209A106    3,154    477,900  Sh         Defined     02,03   477,900   0     0
Comcast Corp New                    Cl A Spl      20030N200    2,809    102,200  Sh         Defined     02,03   102,200   0     0
Cox Communications Inc.               Cl A        224044107    3,111    100,000  Sh         Defined     02,03   100,000   0     0
Digene Corp                            Com        253752109    2,175    131,500  Sh         Defined     02,03   131,500   0     0
Expedia Inc                           Cl A        302125109    2,134     41,300  Sh         Defined     02,03    41,300   0     0
FEI Co                                 Com        30241L109    2,153    134,900  Sh         Defined     02,03   134,900   0     0
Hispanic Broadcasting Corp            Cl A        43357B104   11,776    570,000  Sh         Defined     02,03   570,000   0     0
Ocean Energy Inc Del                   Com        67481E106    1,740     87,000  Sh         Defined     02,03    87,000   0     0
Pharmacia Corp                         Com        71713U102   32,488    750,300  Sh         Defined     02,03   750,300   0     0
SCIOS Inc                              Com        808905103    4,728    107,300  Sh         Defined     02,03   107,300   0     0
Sports Authority Inc                   Com        849176102      251     36,000  Sh         Defined     02,03    36,000   0     0
Wallace Computer Services Inc          Com        932270101    4,529    181,800  Sh         Defined     02,03   181,800   0     0
Wiltel Communications Group Inc        Com        972487102    2,072    164,481  Sh         Defined     02,03   164,481   0     0

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